SHARE-BASED COMPENSATION - STOCK OPTION ACTIVITY & OPTION PRICING MODEL (Details)	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares
Number of options
Granted (in shares) | shares		0	0	0	0	0
Exercised (in shares) | shares		0	0	0
Minimum
Weighted average Exercise price
Granted (in dollars per shares) | $ / shares	$ 0.06		$ 0.06		$ 0.06
Aggregate intrinsic value
Period over which unrecognized share-based compensation cost are expected to be recognized		1 year
Maximum
Weighted average Exercise price
Granted (in dollars per shares) | $ / shares	0.07		$ 0.07		$ 0.07
Ordinary shares
Aggregate intrinsic value
Closing price of ordinary shares (in dollars per share) | $ / shares	0
Options
Number of options
Outstanding at the end of the period (in shares) | shares		19,097,149
Options | Employees
Number of options
Outstanding at the beginning of the period (in shares) | shares		21,237,053	31,182,205	31,182,205	37,369,229	37,369,229
Exercised (in shares) | shares					(44,000)	(44,000)
Forfeited (in shares) | shares		(2,139,904)	(9,945,152)	(9,945,152)	(6,143,024)	(6,143,024)
Outstanding at the end of the period (in shares) | shares		19,097,149	21,237,053	21,237,053	31,182,205	31,182,205	37,369,229
Exercisable at the end of the period (in shares) | shares			13,529,251		20,119,147			13,658,508
Weighted average Exercise price
Outstanding at the beginning of the period (in dollars per shares) | $ / shares	0.11		$ 0.10		$ 0.11
Exercised (in dollars per shares) | $ / shares					0.08
Forfeited (in dollars per shares) | $ / shares	0.18		0.08		0.16
Outstanding at the end of the period (in dollars per shares) | $ / shares	0.10		0.11		0.10		$ 0.11
Exercisable at the end of the period (in dollars per shares) | $ / shares	$ 0.10		$ 0.11		$ 0.10
Weighted average remaining contractual term (Years)
Outstanding at the end of the period		4 years 10 months 24 days	5 years 4 months 24 days	5 years 4 months 24 days	7 years 2 months 23 days	7 years 2 months 23 days	7 years 9 months 21 days
Exercisable at the end of the period		4 years 10 months 24 days	5 years 4 months 24 days	5 years 4 months 24 days	7 years 1 month 6 days	7 years 1 month 6 days
Aggregate intrinsic value
Outstanding at the beginning of the period (in dollars) | $			$ 1,350		$ 2,000
Exercisable at the end of the period (in dollars) | $					1,350
Outstanding at the end of the period (in dollars) | $					$ 1,350		$ 2,000
Total intrinsic value of stock options exercised | ¥		¥ 0		¥ 0		¥ 18,000
Unrecognized share-based compensation cost (in CNY or dollars) | ¥								¥ 0
Total fair value of options vested | ¥		¥ 0		¥ 649,000		¥ 1,834,000